Accumulation Units (Details) - Schedule of changes in the number of accumulation units outstanding - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Outstanding:
Beginning of period	57.9	55.3	53.3
Credited for premiums	8.1	7.7	8.5
Liquidity units redeemed			(1.2)
Annuity, other periodic payments, withdrawals and death benefits	(5.6)	(5.1)	(5.3)
End of period	60.4	57.9	55.3